MATTHEWS ASIA STRATEGIC INCOME FUND (Prospectus Summary) | MATTHEWS ASIA STRATEGIC INCOME FUND
Matthews Asia Strategic Income Fund
Investment Objective
The Matthews Asia Strategic Income Fund (the "Strategic Income Fund" or the "Fund") seeks total return over the long term, with an emphasis on income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees MATTHEWS ASIA STRATEGIC INCOME FUND	Investor Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MATTHEWS ASIA STRATEGIC INCOME FUND		Investor Class Shares	Institutional Class Shares
Management Fee		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Administration and Shareholder Servicing Fees		0.15%	0.15%
Other Expenses	[1]	1.28%	1.13%
Total Annual Fund Operating Expenses		1.93%	1.78%
Fee Waiver and Expense Reimbursement	[2]	(0.53%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.40%	1.25%
[1]	"Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.
[2]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Fund Operating Expenses to 1.25% for the Institutional Class and agreed to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may exceed 1.25%. The amounts of the waivers and reimbursements are based on estimated Fund expenses. The fee waiver and expense reimbursement may be terminated at any time by the Fund on 60 days' written notice.

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MATTHEWS ASIA STRATEGIC INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Investor Class Shares	143	481
Institutional Class Shares	127	435

PORTFOLIO TURNOVER
The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the period from November 30, 2011 to December 31,
2011, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Strategic Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-producing securities including, but not limited to, debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. Investments may be denominated in any currency, and may represent any part of a company's capital structure from debt to equity or with features of both. Debt and debt-related instruments typically include bonds, debentures, bills, notes, certificates of deposit and other bank obligations, senior secured bank debt, convertible debt securities, credit-linked notes, inflation-linked instruments, repurchase agreements, dividend paying equity securities and derivative instruments with fixed income characteristics.

Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. Generally, a company will be considered located in one of those countries if it is organized there, derives a majority of its profits from there, has a majority of its assets there, or its securities primarily trade there. Other considerations, such as headquarters location, apply to supra-national and other types of entities. Instruments will be deemed to be Asian securities if the issuer is headquartered in an Asian country, the instrument is denominated in the currency of an Asian country, or the instrument is issued with respect to a project located in, or secured or backed by assets located in an Asian country, or is otherwise linked to an Asian country.

Up to 50% of the Fund's total net assets may be invested in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of the
Fund's total net assets, may be invested in the securities issued by any one
Asian government (including its agencies, instrumentalities and political subdivisions).

The Fund will not seek to limit its foreign currency exposure and may invest without limitation in non-U.S. dollar-denominated securities and instruments.
The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but normally does not expect to do so.

The Fund will typically engage in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure, involving a variety of underlying instruments, including for example, currencies, debt securities, securities indexes, futures and options on swaps
(commonly referred to as swaptions). In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards and, as a result, the Fund's exposure to a currency could exceed the value of the Fund's assets denominated in that currency and could exceed the value of the Fund's net assets.

The Fund is permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as
"junk bonds") and unrated debt securities. Under normal market conditions, the
Fund intends that at least 50% of its debt and debt-related securities shall be, at the time of their purchase, rated investment grade by at least one internationally recognized rating agency (such as Moody's, S&P or Fitch), or, if unrated are deemed by Matthews to be of comparable credit quality. The Fund has no stated maturity or duration target and the average effective maturity or duration may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country or currency.

Matthews uses a fundamentals-based investment process to manage the Fund's portfolio of fixed income investments, with a focus on risk-adjusted return.
Matthews' fixed income investment process includes six steps, with risk management embedded into each step of the process, in order to identify and capitalize on credit (including counterparty), interest rate (duration), and currency opportunities and risks: The key steps include generating a range of ideas for investments (sometimes referred to as the investable universe), researching a smaller list within that range, selecting investments based on that research, constructing a portfolio of selected investments based on overall risk and other allocation considerations, monitoring the portfolio, and analyzing the precise sources of risk and return from the investments already made.
Principal Risks of Investment
Credit Risk: A debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk (including Prepayment and Extension Risks): Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and when interest rates decline, the value of fixed income securities can be expected to rise. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Currency Risks: When the Fund invests in foreign currencies (directly or through a financial instrument) or in securities denominated in a foreign currency, there is the risk that the value of the foreign currency will increase or decrease against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Capital controls may also affect the value of the
Fund's holdings.

Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in emerging and frontier markets. Their stock exchanges and brokerage industries typically do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

High-Yield Bonds and Other Lower-Rated Securities: The Fund's investments in high-yield bonds ("junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of junk bonds are less financially secure and less able to repay interest and principal compared to issuers of investment-grade securities. Prices of junk bonds tend to be very volatile.
These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps): Derivatives are speculative and may hurt the Fund's performance. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives present the risk of disproportionately increased losses and/ or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Structured Investments: Structured investments (e.g., credit-linked notes) are financial instruments and contractual obligations that are designed to provide a specific risk-reward profile. Generally, structured instruments combine characteristics of two or more different types of financial instruments. The terms of these investments may be contractually "structured" by the purchaser and the issuer (which is typically associated with an investment banking firm)
of the instrument. Structured investments may have certain features of equity and debt securities, but may also have features of derivative instruments.
Structured investments typically change the risk or return, or replicate the risk or return of an underlying asset. The value of a structured investment will normally rise or fall in response to the changes in the performance of the underlying asset (including any market basket, index or similar instrument that to which they may be related). Structured investments involve the same risks as those of the underlying asset and of derivative instruments. In addition, regulatory or tax considerations may change during the term of a structured investment, creating additional risk that the investment may not perform as anticipated.

Convertible Securities: The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Fund to value such securities.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Non-diversified: The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security's increase or decrease in value may have a greater impact on the
Fund's value and total return.
Past Performance
The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund's primary benchmark index is the HSBC Asian Local Bond Index
(ALBI). The Fund's secondary benchmark is the J.P. Morgan Asia Credit Index
(JACI).